Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events

Note 13 – Subsequent Events

The Company has evaluated subsequent events through August 13, 2021. The Company has determined there were no subsequent events that require recognition or disclosure in the financial statements, except as discussed below.

During the two months subsequent to June 30, 2021, the Company has issued an aggregate of 187,500 warrants pursuant to the terms of the convertible note agreement discussed in Note 6.

On July 9, 2021 (the “Closing Date”), the Company entered into a Term Loan, Guarantee and Security Agreement (the “Term Loan Agreement”) with EICF Agent LLC (“EICF”), as agent for the lenders, and Energy Impact Credit Fund I, LP, as lender (the “Lender”), providing for a secured term loan facility in an aggregate principal amount of up to $15.0 million (collectively, the “Term Loans”), consisting of a $7.5 million closing date term loan facility (the “Closing Date Term Loan”) and up to $7.5 million of borrowings under a delayed draw term loan facility (the “Delayed Draw Term Loan Facility”). The Closing Date Term Loan was fully drawn on the Closing Date, while the Delayed Draw Term Loan Facility is available upon the satisfaction of certain conditions precedent specified in the Term Loan Agreement. The Term Loan Agreement matures on July 9, 2026. Borrowings under the Term Loan Agreement bear interest at the London Interbank Offered Rate (“LIBOR”), plus a margin of 10.0%. As a condition precedent to the Agent and the Lender entering into the Term Loan Agreement, the Company issued to the Lender a common stock purchase warrant, dated as of the Closing Date (the “Warrant”), which grants the Lender the right to purchase up to 1.5 million shares of the common stock of the Company, par value $0.000001 (the “Common Stock”), at an exercise price of $2.10, subject to adjustment as set forth in the Warrant. The Warrant is subject to vesting, with 450,000 shares of Common Stock exercisable as of the Closing Date and the remainder exercisable only in the event that the Company borrows under the Delayed Draw Term Loan Facility or fails to consummate a qualifying equity transaction on or before October 7, 2021. The Warrant has no expiration date.

In connection with the Company’s entry into the Term Loan Agreement, the Company entered into an exchange agreement, dated as of July 8, 2021 (the “Exchange Agreement”), with the holder (the “Holder”) of the Company’s 12.5% OID convertible promissory notes (see Note 6) due January 12, 2022 issued on April 12, 2021 (the “Prior Notes”).

Pursuant to the Exchange Agreement, the Holder agreed to exchange the Prior Notes for 230,375 shares of Series B convertible preferred stock, par value $0.000001 per share (the “Preferred Stock”), and a warrant (the “Exchange Warrant”). The Exchange Warrant grants the Holder the right to purchase 93,750 shares of Common Stock at an exercise price of $3.00, subject to adjustment as set forth therein. The Exchange Warrant is exercisable in full at any time within five (5) years of the date of issuance. Additional warrants on substantially identical terms as the Exchange Warrant will be issued by the Company to the Holder monthly until such time as the Preferred Stock is redeemed in full, upon which a final warrant will be issued.

The Preferred Stock is convertible at any time at the option of the holder thereof into if not previously converted into shares of Common Stock at an initial conversion price of $3.00 per share, subject to adjustment as set forth in the Certificate of Designation (as defined below).

The Preferred Stock is subject to mandatory redemption in full at a redemption price initially equal to $10.00 per share, within 15 business days after the date on which the Company has completed an equity financing resulting in total proceeds of at least $10 million. At any time after January 12, 2022, provided that the Company has paid in full all obligations outstanding under the Term Loan Agreement, the holders of a majority of the outstanding shares of Preferred Stock shall be entitled to require the Company to redeem the Preferred Stock at the then applicable redemption price, and any such redemption of Preferred Stock shall be prior and superior to the redemption of any and all other equity securities of the Company duly tendered for redemption.

If at any time while the Preferred Stock is outstanding, the Company completes any single public offering or private placement of its equity, equity-linked or debt securities (each, a “Future Transaction”), the holders of the Preferred Stock may, in their sole discretion, elect to apply all, or any portion, of the then outstanding Preferred Stock and any accrued but unpaid dividends, as purchase consideration for such Future Transaction. The conversion price applicable to such conversion shall equal seventy percent (70%) of the cash purchase price paid per share, unit or other security denomination for the securities of the Company issued to other investors in the Future Transaction.

Note 11 – Subsequent Events

Convertible promissory note

On January 8, 2021, the Company, issued a stand-alone $500,000 convertible promissory note (the “Note”) to Mr. John Gray, principal of one of the Company’s largest stockholders, the Gray Mars Venus Trust, Arizona 2015, an Arizona asset management limited partnership (the “Gray Trust”), in return for a loan extended by Mr. Gray to the Company in the principal amount of the Note.

The Note accrued interest at a fixed rate of 6% and will mature on January 6, 2022. Any unpaid principal balance on the Note was eligible to be converted at any time, at the option of Mr. Gray, into shares of the Company’s Common Stock, at a price of $0.50 per share. Upon conversion, the common shares Mr. Gray was to have received have registration rights, as specified in the Note. On February 25, 2021, Mr. Gray converted the full amount of the convertible promissory note into 1,000,000 shares of the Company’s common stock.

FirstFire Settlement

On February 11, 2021, the Company, entered into a settlement agreement and mutual release (the “Settlement Agreement”) with FirstFire Global Opportunities Fund, LLC, a Delaware limited liability company (“FirstFire”), relating to a pending action in the U.S. District Court in the Southern District of New York, FirstFire Global Opportunities Fund, LLC v. WestPark Capital, Inc. et. al., No. 1:20-cv-03327-LLS (the “Litigation”). The other parties to the Settlement Agreement are the Company’s co-defendants in the Litigation, WestPark Capital, Inc. a Colorado corporation (“WestPark”), Mr. Richard A. Rappaport and Mr. Ramy El-Batrawi, chief executive officer of the Company.

The Litigation was commenced by FirstFire in April 2020 and subsequently amended in December 2020. FirstFire was a subscriber to the Company’s initial public offering of Common Stock in November 2019 (the “IPO”). It alleged in the Litigation that the Company and the other named defendants had, in connection with the IPO and the registration statement on Form S-1 filed thereto, committed violations of Sections 11, 12(a) and 15 of the Securities Act of 1933, as amended (the “Securities Act”), Sections 10(b) and 20(a) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and Rule 10b-5 promulgated under the Exchange Act. Each of the Company, WestPark, Mr. Rappaport and Mr. El-Batrawi vigorously denied and disputed these allegations.

In consideration of the releases, covenants, terms and conditions set forth in the Settlement Agreement, FirstFire has agreed to dismiss the Litigation with prejudice, to not file any further litigation relating to the IPO, and to waive and relinquish any and all claims on shares of Common Stock other than as specified in the Settlement Agreement. The Company has agreed to sell to FirstFire one hundred fifty thousand (150,000) shares of Common Stock (the “Settlement Shares”) on or around February 15, 2021, with such shares to be issued pursuant to the exemption from registration under Rule 506(b) of the Act. The purchase price of the Settlement Shares will be $0.066667 per share, or an aggregate of $10,000. Any resale of the Settlement Shares by FirstFire shall be subject to the conditions of Rule 144 of the Securities Act. None of WestPark, Mr. Rappaport or Mr. El-Batrawi are contributing to the Settlement Shares or any other consideration under the Settlement Agreement.

Social Reality Settlement

On February 19, 2021, the Company entered into a confidential settlement agreement and mutual release (the “Agreement”) with SRAX, Inc., a Delaware corporation formerly known as Social Reality, Inc. (“SRAX”), relating to an action brought by SRAX against the Company in Los Angeles Superior Court on or around February 11, 2020 (the “Litigation”). A description of the Litigation has been included by the Company in its prior filings, most recently in its quarterly report on Form 10-Q for the quarterly period ended September 30, 2020, filed on November 12, 2020.

The Company and SRAX have mutually agreed to keep the material terms of the Agreement confidential, subject to disclosure as required by applicable law or regulation.

Common Stock issuances

In addition to the above-described issuance of Common Stock subsequent to December 31, 2020, the Company has issued the following shares of Common Stock:

●	100,000 shares to a member of the Company’s board of directors for cash proceeds of $50,000;
●	960,550 shares to the Company’s former Chief Executive Officer for the cashless exercise of 1,000,000 stock options;
●	35,000 shares for the exercise of stock options for cash proceeds of $15,450; and
●	825,000 shares to our Executive Chairman in connection with an anti-dilutive agreement.

Bridge loan financing

On April 12, 2021, the Company, entered into a securities purchase agreement with a certain investor in connection with the issuance, as of that same date, of a 12.5% original issue discount convertible promissory note and a Common Stock purchase warrant. The note had an original principal amount of $2,250,000, with an original issue discount of $250,000. It bore interest at a fixed rate of ten percent (10%), was convertible into shares of Common Stock at an initial price of $3.00 per share, and was to mature on January 12, 2022. The note has since been exchanged for 230,375 shares of the Company’s series B preferred stock, par value $0.000001 (the “Series B Preferred Stock”) and a warrant, as described below, and cancelled. The warrant grants the right to purchase 187,500 shares of Common Stock at an exercise price of $3.00, subject to adjustment as set forth therein, and is exercisable at any time within five (5) years of the date of issuance. The agreement provided that additional warrants, each for 93,750 shares of Common Stock with an exercise price of $3.00 per share, will be issued by the Company to the investor on the 12th day of each month that the note remained outstanding. The warrant include anti-dilution provisions in which its exercise price will be reduced to equal the conversion or exercise price, as applicable, of any subsequently-issued derivative security to acquire shares of Common Stock, or their equivalent, should that conversion or exercise price be lower than the exercise price of the warrant. On each of May 12, 2021, June 12, 2021, July 12, 2021, August 8, 2021, and September 8, 2021, the Company issued another warrant for an additional 93,750 common shares to the same investor pursuant to the terms of the agreement.

Term loan financing

On July 9, 2021, the Company entered into a term loan, guarantee and security agreement with a lender and its agent providing for a secured term loan facility in an aggregate principal amount of up to $15.0 million, with $7.5 million funded upon closing and up to $7.5 million of additional borrowings under a delayed draw term loan facility. This agreement matures on July 9, 2026. Borrowings under it bear interest at LIBOR, plus a margin of 10.0%, with a default interest rate equal to 2.00% per year in the event of an ongoing event of default. The Company’s obligations under this agreement are guaranteed by its wholly-owned subsidiaries, and are a general obligation of the Company secured by substantially all of the Company’s property and assets. The Company may voluntarily prepay the term loans and mandatory prepayment will be required under certain contingencies, with a prepayment fee to be assessed, the amount of which will be calculated depending on when the prepayment is made. The Company has executed and delivered a term note evidencing this loan and has also issued a warrant granting the lender the right to purchase up to 1.5 million shares of Common Stock at an exercise price of $2.10.

Exchange of bridge note for preferred stock and warrant

In connection with the Company’s entry into the term loan, guarantee and security agreement, the Company also entered into an exchange agreement, dated as of July 8, 2021, with the counterparty to the securities purchase agreement entered into in April 2021. The investor agreed to exchange its note for 230,375 shares of the Company’s Series B Preferred Stock, and a warrant to purchase 93,750 shares of Common Stock at an exercise price of $3.00. The Series B Preferred Stock is subject to mandatory redemption in full at a redemption price initially equal to $10.00 per share, within 15 business days after the date on which the Company has completed an equity financing resulting in total proceeds of at least $10 million.